Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Profit after tax	$ 132,101	$ 102,617	$ 116,769
Denominator:
Basic weighted average ordinary shares outstanding	48,891,004	49,765,672	49,726,636
Dilutive impact of equivalent share-based options and RSUs	2,357,573	2,343,077	2,310,304
Diluted weighted average ordinary shares outstanding	51,248,577	52,108,749	52,036,940